Research and development	12 Months Ended
Dec. 31, 2021
Research and Development [Abstract]
Research and development

3. Research and development

Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries, share- based compensation and benefits, facilities costs, third-party license fees, and external costs of outside vendors and consultants engaged to conduct clinical development activities and clinical trials, (e.g., contract research organizations [or “CROs”]), as well as costs to develop a manufacturing processes, perform analytical testing and manufacture clinical trial materials, (e.g., contract manufacturing organizations [or “CMOs”]). Non-refundable prepayments for goods or services that will be used or rendered for future research and development activities are recorded as prepaid expenses. Such amounts are recognized as an expense as the goods are delivered or the related services are performed, or until it is no longer expected that the goods will be delivered, or the services rendered. In addition, funding from research grants, if any, is recognized as an offset to research and development expense based on costs incurred on the research program.

The Company annually sustains a significant amount of research costs to meet its business objectives. The Company has various research and development contracts, and the related costs are recorded as research and development expenses as incurred. When billing terms under these contracts do not coincide with the timing of when the work is performed, the Company is required to make estimates of outstanding obligations at period end to those third parties. Any accrual estimates are based on several factors, including the Company’s knowledge of the progress towards completion of the research and development activities, invoicing to date under the contracts, communication from the research institution or other companies of any actual costs incurred during the period that have not yet been invoiced, and the costs included in the contracts. Significant judgments and estimates may be made in determining the accrued balances at the end of any reporting period. Actual results could differ from the estimates made by the Company. The historical accrual estimates made by the Company have not been materially different from the actual costs. For further details, please refer to the Related Parties disclosures in Note 12 below.